Expense Example {- Communication Services Portfolio} - 02.28 VIP Sector Funds Investor Combo PRO-21 - Communication Services Portfolio - VIP Communication Services Portfolio-Investor VIP	Apr. 30, 2022 USD ($)
Expense Example:
1 year	$ 75
3 years	233
5 years	406
10 years	$ 906